Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets

		As of December 31, 2024
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	1,377	(605)	(772)	—
Software	3	3,765	(3,657)	—	108
Brand	8-10	2,327	(1,471)	—	856
License	15	1,389	(462)	—	927
Crypto assets	—	20,699	—	(5,193)	15,506
Total		29,557	(6,195)	(5,965)	17,397

		As of December 31, 2023
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	1,347	(592)	(755)	—
Software	3	3,867	(3,544)	—	323
Brand	8-10	2,278	(1,015)	—	1,263
License	15	22,359	(5,191)	(3,600)	13,568
Crypto assets	—	4,838	—	(2,830)	2,008
Total		34,689	(10,342)	(7,185)	17,162

Schedule of expected amortization expense relating to intangible assets for the next five years and thereafter

Amount
RMB
2025	504
2026	391
2027	292
2028	95
2029	95
Thereafter	514
1,891